LEASE LIABILITIES AND RIGHT OF USE ASSETS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Leases, Capital [Abstract]
Schedule of Capital Lease Obligations [Table Text Block]
	March 31,	December 31,
	2019	2018
Finance equipment lease dated April 5, 2018	$11,743	$13,056
Finance equipment lease dated May 8, 2018	13,064	14,525
Finance equipment lease dated June 27, 2018	19,674	21,701
Finance equipment lease dated September 18, 2018	14,029	15,368
Finance equipment lease dated September 28, 2018	15,312	16,672
Finance equipment lease dated February 20, 2019	18,747	-
Total finance lease liabilities	92,569	81,322
Less current portion	(37,404)	(30,172)
Long term portion	$55,165	$51,150

	2018	2017
Capital equipment lease dated April 5, 2018	$13,056	$-
Capital equipment lease dated May 8, 2018	14,525	-
Capital equipment lease dated June 27, 2018	21,701	-
Capital equipment lease dated September 18, 2018	15,368	-
Capital equipment lease dated September 28, 2018	16,672
Total capital leases payable	81,322	-
Less current portion	(30,172)	-
Long term portion	$51,150	$-

Schedule of Capital Leased Assets [Table Text Block]
The following summarizes the right to use assets under finance leases included in property and equipment:
	March 31,	December 31,
	2019	2018
Classes of property
Computer equipment	$115,260	$95,506
Less: accumulated depreciation	(25,173)	(16,117)
	$90,087	$79,389

The following summarizes the assets under capital leases:
	2018	2017
Classes of property
Computer equipment	$95,506	$-
Less: accumulated depreciation	(16,117)	-
	$79,389	$-

Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]
The following summarizes total future minimum finance lease payments at March 31, 2019:

Twelve-month period ending March 31,
2020	$41,940
2021	41,940
2022	16,312
Total minimum lease payments	100,192
Amount representing interest	7,623
Present value of minimum lease payments	92,569
Current portion of finance lease obligations	37,404
Finance lease obligations, less current portion	$55,165

The following summarizes total future minimum lease payments at December 31, 2018:

Period ending December 31,
2019	$34,729
2020	34,729
2021	18,985
Total minimum lease payments	88,443
Amount representing interest	7,121
Present value of minimum lease payments	81,322
Current portion of capital lease obligations	30,172
Capital lease obligation, less current portion	$51,150

Schedule Of Allocation Of Total Rental Payments [Table Text Block]
Operating lease liabilities at March 31, 2019 and January 1, 2019 consist of:

	March 31,	January 1,
	2019	2019
Tucson Arizona office lease	$490,090	$518,309
Atlanta Georgia office lease	33,596	49,959
Total operating lease liabilities	523,686	568,268
Less current portion	(152,352)	(166,252)
Long term portion	$371,334	$402,016

Schedule Of Future Minimum Lease Payments For Operating Leases [Table Text Block]

Twelve-month period ending March 31,
2020	$179,130
2021	148,042
2022	151,988
2023	90,837
Total minimum lease payments	569,997
Less: present value discount	(46,311)
Present value of minimum lease payments	523,686
Current portion of operating lease obligations	152,352
Operating lease obligations, less current portion	$371,334

Schedule Of Lease Expense [Table Text Block]
The following summarizes lease expenses for the three months ended March 31, 2019:

Finance lease expenses:
Depreciation/amortization expense	$13,374
Interest on lease liabilities	1,343
Finance lease expense	14,717
Operating lease expense	52,548
Short-term lease expense	13,283
Total lease expenses	$80,548